Exhibit 99.1

World Omni Auto Receivables Trust 2016-A
Monthly Servicer Certificate
May 31, 2018

Dates Covered
Collections Period	05/01/18 - 05/31/18
Interest Accrual Period	05/15/18 - 06/14/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/18	347,454,057.34	22,121
Yield Supplement Overcollateralization Amount 04/30/18	10,920,449.69	0
Receivables Balance 04/30/18	358,374,507.03	22,121
Principal Payments	15,847,081.59	464
Defaulted Receivables	987,736.80	52
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/18	10,178,898.88	0
Pool Balance at 05/31/18	331,360,789.76	21,605

Pool Statistics	$ Amount	# of Accounts
Pool Factor	37.18%
Prepayment ABS Speed	1.49%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	7,057,327.47	356
Past Due 61-90 days	1,945,601.93	107
Past Due 91-120 days	343,097.11	20
Past Due 121+ days	0.00	0
Total	9,346,026.51	483

Total 31+ Delinquent as % Ending Pool Balance	2.82%
Total 61+ Delinquent as % Ending Pool Balance	0.69%
Delinquency Trigger Occurred	NO

Recoveries	610,037.02
Aggregate Net Losses/(Gains) - May 2018	377,699.78
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.26%
Prior Net Losses Ratio	1.48%
Second Prior Net Losses Ratio	1.63%
Third Prior Net Losses Ratio	1.29%
Four Month Average	1.42%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.94%

Overcollateralization Target Amount	14,911,235.54
Actual Overcollateralization	14,911,235.54
Weighted Average APR	3.85%
Weighted Average APR, Yield Adjusted	5.73%
Weighted Average Remaining Term	41.54

Flow of Funds	$ Amount

Collections	17,573,811.22
Investment Earnings on Cash Accounts	40,089.36
Servicing Fee	(298,645.42)
Transfer to Collection Account	0.00
Available Funds	17,315,255.16

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	474,058.22
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	457,835.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	14,911,235.54
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	1,472,126.40
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	17,315,255.16

Servicing Fee	298,645.42
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 05/15/18	331,818,624.76
Principal Paid	15,369,070.54
Note Balance @ 06/15/18	316,449,554.22

Class A-1
Note Balance @ 05/15/18	0.00
Principal Paid	0.00
Note Balance @ 06/15/18	0.00
Note Factor @ 06/15/18	0.0000000%

Class A-2
Note Balance @ 05/15/18	0.00
Principal Paid	0.00
Note Balance @ 06/15/18	0.00
Note Factor @ 06/15/18	0.0000000%

Class A-3
Note Balance @ 05/15/18	238,988,624.76
Principal Paid	15,369,070.54
Note Balance @ 06/15/18	223,619,554.22
Note Factor @ 06/15/18	85.3509749%

Class A-4
Note Balance @ 05/15/18	74,800,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	74,800,000.00
Note Factor @ 06/15/18	100.0000000%

Class B
Note Balance @ 05/15/18	18,030,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	18,030,000.00
Note Factor @ 06/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	474,058.22
Total Principal Paid	15,369,070.54
Total Paid	15,843,128.76

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	352,508.22
Principal Paid	15,369,070.54
Total Paid to A-3 Holders	15,721,578.76

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5519814
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.8953583
Total Distribution Amount	18.4473397

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.3454512
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	58.6605746
Total A-3 Distribution Amount	60.0060258

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	29.79
Noteholders' Principal Distributable Amount	970.21

Account Balances	$ Amount

Reserve Account
Balance as of 05/15/18	13,897,512.56
Investment Earnings	18,308.72
Investment Earnings Paid	(18,308.72)
Deposit/(Withdrawal)	1,472,126.40
Balance as of 06/15/18	15,369,638.96
Change	1,472,126.40

Total Reserve Amount	15,369,638.96